Velocity Commercial Capital Loan Trust 2023-2 ABS-15G

Exhibit 99.12

Client LN	SitusAMC ID	Edgar Loan ID	Servicer LN	Address	City	ST	Zip	Trade	Origination Balance	Origination Date	Unique Exception ID	Exception Grade	Raw Exception Grade	Exception Category	Exception Subcategory	Exception Type	SOL Expired	SOL Expiration Date	Title Policy	Title Policy Insurer	Title Policy Effective Date	Title Policy Exception	Paid on HUD	CBR Status	Borrower Vested on Title Policy	Lien Amount	Accrual Rate	Lienholder	Recording Date	Additional Exception Information
XXXX	XXXX	20000001		XXXX	XXXX	NY	XXXX	XXXX	XXXX	XX/XX/XXXX	28203972	3	3	Title Diligence	Municipal Lien	ECB Violation(s)										XXXX	XXXX	XXXX	XX/XX/XXXX	ECB Violation(s) - A ECB Violations were filed against the subject property totaling $XX.XX. Violation of Code Section AS06 A.C. 16-118(2)(A) - dirty sidewalk dirty area.
XXXX	XXXX	20000003-3		XXXX	XXXX	MO	XXXX	XXXX	XXXX	XX/XX/XXXX	28207996	2	2	Title Diligence	Address Variation	Property Address Discrepancy														Property Address Discrepancy - Client Zip Code of XXXXX vs County Zip Code of XXXXX
XXXX	XXXX	20000003-5		XXXX	XXXX	MO	XXXX	XXXX	XXXX	XX/XX/XXXX	28208077	3	3	Title Diligence	Municipal Lien	Utility Lien										XXXX		XXXX	XX/XX/XXXX	Utility Lien - A Utility Lien was filed on XX/XX/XXXX against the subject property by XXXX, on Behalf of the XXXX IAO $XX.XX.